World Omni Auto Receivables Trust 2012-B		Exhibit 99.1
Monthly Servicer Certificate
October 31, 2014

Dates Covered
Collections Period	10/01/14 - 10/31/14
Interest Accrual Period	10/15/14 - 11/16/14
30/360 Days	30
Actual/360 Days	33
Distribution Date	11/17/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/14	267,321,786.60	18,431
Yield Supplement Overcollateralization Amount at 09/30/14	3,789,040.58	0
Receivables Balance at 09/30/14	271,110,827.18	18,431
Principal Payments	12,594,283.63	450
Defaulted Receivables	803,246.30	44
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/14	3,498,719.68	0
Pool Balance at 10/31/14	254,214,577.57	17,937

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Delinquent Receivables:
Past Due 31-60 days	4,188,342.70	282
Past Due 61-90 days	1,153,827.87	65
Past Due 91 + days	142,279.76	10
Total	5,484,450.33	357

Total 31+ Delinquent as % Ending Pool Balance	2.16%

Recoveries	432,548.68

Aggregate Net Losses/(Gains) - October 2014	370,697.62

Overcollateralization Target Amount	11,439,655.99
Actual Overcollateralization	11,439,655.99

Weighted Average APR	3.45%
Weighted Average APR, Yield Adjusted	4.51%
Weighted Average Remaining Term	39.36

Flow of Funds	$ Amount

Collections	13,707,433.98
Advances	(7,523.65)
Investment Earnings on Cash Accounts	1,865.43
Servicing Fee	(225,925.69)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	13,475,850.07

Distributions of Available Funds
(1) Class A Interest	140,402.24
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	1,077,728.63
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	11,439,655.99
(7) Distribution to Certificateholders	805,394.44
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	13,475,850.07

Servicing Fee	225,925.69
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 10/15/14	255,292,306.20
Principal Paid	12,517,384.62
Note Balance @ 11/17/14	242,774,921.58

Class A-1
Note Balance @ 10/15/14	0.00
Principal Paid	0.00
Note Balance @ 11/17/14	0.00
Note Factor @ 11/17/14	0.0000000%

Class A-2
Note Balance @ 10/15/14	0.00
Principal Paid	0.00
Note Balance @ 11/17/14	0.00
Note Factor @ 11/17/14	0.0000000%

Class A-3
Note Balance @ 10/15/14	133,435,306.20
Principal Paid	12,517,384.62
Note Balance @ 11/17/14	120,917,921.58
Note Factor @ 11/17/14	68.7033645%

Class A-4
Note Balance @ 10/15/14	107,515,000.00
Principal Paid	0.00
Note Balance @ 11/17/14	107,515,000.00
Note Factor @ 11/17/14	100.0000000%

Class B
Note Balance @ 10/15/14	14,342,000.00
Principal Paid	0.00
Note Balance @ 11/17/14	14,342,000.00
Note Factor @ 11/17/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	153,071.01
Total Principal Paid	12,517,384.62
Total Paid	12,670,455.63

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.61000%
Interest Paid	67,829.61
Principal Paid	12,517,384.62
Total Paid to A-3 Holders	12,585,214.23

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00
Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2238348
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.3040966
Total Distribution Amount	18.5279314

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3853955
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	71.1215035
Total A-3 Distribution Amount	71.5068990

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	86.10
Noteholders' Principal Distributable Amount	913.90

Account Balances	$ Amount

Advances
Balance as of 09/30/14	54,164.84
Balance as of 10/31/14	46,641.19
Change	(7,523.65)

Reserve Account
Balance as of 10/15/14	1,748,995.36
Investment Earnings	222.83
Investment Earnings Paid	(222.83)
Deposit/(Withdrawal)	-
Balance as of 11/17/14	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36